Share-based compensation - Share purchase plan (Details) - Share purchase plan - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Shares transferred to settle expense	0	116,914	207,190
Consulting fees settled in shares		SFr 164,980	SFr 285,745